	RMB Small Cap Fund
	Portfolio Holdings As of September 30, 2021 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 97.5%
	(percentage of net assets)
	AEROSPACE & DEFENSE 1.4%
	Curtiss-Wright Corp.	15,175	$1,914,781

	AUTO COMPONENTS 3.4%
*	Fox Factory Holding Corp.	19,649	2,840,066
*	Visteon Corp.	18,920	1,785,859
			4,625,925
	BANKS 11.2%
	Investors Bancorp, Inc.	167,057	2,524,231
	PacWest Bancorp	51,365	2,327,862
	Seacoast Banking Corp. of Florida	102,303	3,458,865
	Stock Yards Bancorp, Inc.	36,838	2,160,549
	TriCo Bancshares	91,226	3,959,208
*	TriState Capital Holdings, Inc.	36,415	770,177
			15,200,892
	BIOTECHNOLOGY 4.1%
*	Allogene Therapeutics, Inc.	18,229	468,485
*	Bluebird Bio, Inc.	9,423	180,073
*	CareDx, Inc.	21,402	1,356,245
*	CRISPR Therapeutics AG	5,762	644,941
*	Editas Medicine, Inc.	14,381	590,771
*	Intellia Therapeutics, Inc.	5,364	719,581
*	Iovance Biotherapeutics, Inc.	27,338	674,155
*	Veratyce, Inc.	20,239	940,102
			5,574,353
	BUILDING PRODUCTS 1.3%
*	Trex Co., Inc.	17,394	1,772,970

	CAPITAL MARKETS 1.5%
	Stifel Financial Corp.	29,888	2,031,188

	COMMERCIAL SERVICES & SUPPLIES 0.8%
	Brink's Co. (The)	17,373	1,099,711

	CONSTRUCTION & ENGINEERING 1.4%
	Valmont Industries, Inc.	7,967	1,873,201

	CONSTRUCTION MATERIALS 2.0%
	Eagle Materials, Inc.	20,643	2,707,536

	CONTAINERS & PACKAGING 1.4%
	AptarGroup, Inc.	15,893	1,896,830

	DISTRIBUTORS 2.7%
	Pool Corp.	8,344	3,624,717

	DIVERSIFIED CONSUMER SERVICES 0.8%
*	Grand Canyon Education, Inc.	12,774	1,123,601

	ELECTRICAL EQUIPMENT 1.4%
	EnerSys	25,020	1,862,489

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.8%
	Badger Meter, Inc.	11,134	1,126,093

	EQUITY REAL ESTATE INVESTMENT 9.6%
	CatchMark Timber Trust, Inc. - Class A	116,684	1,385,039
	Community Healthcare Trust, Inc.	15,744	711,471
	CoreSite Realty Corp.	7,342	1,017,161
	EastGroup Properties, Inc.	25,226	4,203,408
	Essential Properties Realty Trust, Inc.	125,081	3,492,262
	PotlatchDeltic Corp.	43,791	2,258,740
			13,068,081
	HEALTH CARE EQUIPMENT & SUPPLIES 6.2%
*	BioLife Solutions, Inc.	39,235	1,660,425
*	Neogen Corp.	51,640	2,242,725
	West Pharmaceutical Services, Inc.	10,479	4,448,755
			8,351,905
	HEALTH CARE TECHNOLOGY 2.1%
*	Omnicell, Inc.	19,633	2,914,126

	HOUSEHOLD DURABLES 1.5%
*	Helen of Troy Ltd.	6,464	1,452,331
*	Sonos, Inc.	19,344	625,972
			2,078,303
	INSURANCE 4.6%
	American Financial Group, Inc.	26,914	3,386,588
	Argo Group International Holdings Ltd.	53,795	2,809,175
			6,195,763
	LIFE SCIENCES TOOLS & SERVICES 5.8%
*	NeoGenomics, Inc.	65,108	3,140,810
*	Repligen Corp.	16,596	4,796,078
			7,936,888

	MACHINERY 8.9%
*	Chart Industries, Inc.	14,899	2,847,348
	ITT, Inc.	28,298	2,429,100
	Kadant, Inc.	16,825	3,433,983
	Lincoln Electric Holdings, Inc.	11,897	1,532,215
*	RBC Bearings, Inc.	8,627	1,830,649
			12,073,295
	METALS & MINING 1.3%
	Carpenter Technology Corp.	54,693	1,790,649

	OIL, GAS & CONSUMABLE FUELS 2.8%
	Devon Energy Corp.	106,141	3,769,067

	PHARMACEUTICALS 3.0%
*	Catalent, Inc.	30,640	4,077,265

	PROFESSIONAL SERVICES 2.3%
	Exponent, Inc.	27,427	3,103,365

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.8%
	MKS Instruments, Inc.	19,296	2,911,960
	Monolithic Power Systems, Inc.	7,371	3,572,576
			6,484,536
	SOFTWARE 8.7%
*	Digimarc Corp.	14,459	497,968
*	Fair Isaac Corp.	6,675	2,656,183
*	Five9, Inc.	8,695	1,388,939
*	Guidewire Software, Inc.	9,856	1,171,583
*	PTC, Inc.	23,081	2,764,873
*	Q2 Holdings, Inc.	9,287	744,260
*	Tyler Technologies, Inc.	5,480	2,513,402
			11,737,208
	TEXTILES, APPAREL & LUXURY GOODS 1.7%
	Columbia Sportswear Co.	23,817	2,282,621
	Total Common Stocks (Cost: $63,617,271)		132,297,359

	Short-Term Investments 2.4%
	(percentage of net assets)
	MONEY MARKET FUNDS 2.4%
	First American Government Obligations Fund - Class X - 0.03% [a]	3,218,053	3,218,053
	Total Short-Term Investments (Cost: $3,218,053)		3,218,053

	Total Investments 99.9% (Cost: $66,835,324)	$135,515,412
	Cash and other assets, less liabilities 0.1%	83,426
	Net Assets 100.0%	$135,598,838

*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depositary Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When systematic fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of systematic fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

At September 30, 2021	Level 1	Level 2	Level 3	Total
RMB Small Cap Fund
Assets
Common Stocks[1]	$132,297,359	$-	$-	$132,297,359
Short-Term Investments	3,218,053	-	-	3,218,053
Total Investments in Securities	$135,515,412	$-	$-	$135,515,412

[1]	Refer to the Fund’s Portfolio Holdings for a breakdown of holdings by industry.